Annual Total Returns- DWS Intermediate Tax-Free Fund (Class T) [BarChart] - Class T - DWS Intermediate Tax-Free Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.59%	5.64%	(3.01%)	6.92%	2.19%	(0.30%)	3.32%	0.40%	6.38%	4.56%